Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Fair Values of Financial Instruments

The following table presents the estimated fair values of the Company’s financial instruments.

		December 31,
		2012		2011
	Fair Value Hierarchy	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(Dollars in thousands)
Financial assets:
Cash and cash equivalents	Level 1	$207,967	$207,967	$58,927	$58,927
Investment securities AFS	Levels 2 and 3	494,266	494,266	438,910	438,910
Loans and leases, net of ALLL	Level 3	2,714,869	2,683,896	2,653,035	2,636,254
FDIC loss share receivable	Level 3	152,198	152,565	279,045	279,226
Financial liabilities:
Demand, savings and money market account deposits	Level 1	$2,320,206	$2,320,206	$2,025,663	$2,025,663
Time deposits	Level 2	780,849	781,784	918,256	925,754
Repurchase agreements with customers	Level 1	29,550	29,550	32,810	32,810
Other borrowings	Level 2	280,763	328,881	301,847	361,373
Subordinated debentures	Level 2	64,950	30,523	64,950	30,663